EXCHANGEABLE NOTES AND OTHER BORROWINGS (Schedule of Carrying Value of Exchangeable Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Balance at 1 January	$ 82,021	$ 81,382
Accretion interest (Note 8)	643	639	$ 689
Balance at 31 December	$ 82,695	$ 82,021	$ 81,382